Summary of Bank Loan Outstanding Balance (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding Loan Balance	$ 135,139	$ 85,500
Less: Non-current portion	(50,039)	(35,025)
Current portion	85,100	50,475
Bank of China New York Limited
Debt Instrument [Line Items]
Outstanding Loan Balance	50,000	50,000
Bank Of China (Hong Kong) Limited
Debt Instrument [Line Items]
Outstanding Loan Balance	85,139	35,025
China Industrial Bank
Debt Instrument [Line Items]
Outstanding Loan Balance		$ 475